Trade and Other Receivables - Summary of Provision Matrix Trade Receivables (Detail) - Current Trade Receivables [Member] - MYR (RM)	Dec. 31, 2022	Dec. 31, 2021
Disclosure of provision matrix [line items]
Expected credit loss rate
Not past due [member]
Disclosure of provision matrix [line items]
Expected credit loss rate
1 to 30 days [member]
Disclosure of provision matrix [line items]
Expected credit loss rate
31-60 days [member]
Disclosure of provision matrix [line items]
Expected credit loss rate
61-210 days [member]
Disclosure of provision matrix [line items]
Expected credit loss rate	50.00%
211 – 240 days [member]
Disclosure of provision matrix [line items]
Expected credit loss rate	60.00%
Over 241 days [member]
Disclosure of provision matrix [line items]
Expected credit loss rate	100.00%
Lifetime expected credit losses [member]
Disclosure of provision matrix [line items]
Allowance account for credit losses of financial assets	RM 1,757,638	RM 1,415,211
Lifetime expected credit losses [member] | Not past due [member]
Disclosure of provision matrix [line items]
Allowance account for credit losses of financial assets
Lifetime expected credit losses [member] | 1 to 30 days [member]
Disclosure of provision matrix [line items]
Allowance account for credit losses of financial assets
Lifetime expected credit losses [member] | 31-60 days [member]
Disclosure of provision matrix [line items]
Allowance account for credit losses of financial assets
Lifetime expected credit losses [member] | 61-210 days [member]
Disclosure of provision matrix [line items]
Allowance account for credit losses of financial assets		19,759
Lifetime expected credit losses [member] | 211 – 240 days [member]
Disclosure of provision matrix [line items]
Allowance account for credit losses of financial assets
Lifetime expected credit losses [member] | Over 241 days [member]
Disclosure of provision matrix [line items]
Allowance account for credit losses of financial assets	RM 1,757,638	RM 1,395,452